LEASE LIABILITIES (Tables)	12 Months Ended
Nov. 30, 2021
LEASE LIABILITIES
Schedule of continuity schedule of lease liabilities

The following is a continuity schedule of lease liabilities for the year ended November 30, 2021.

Balance, November 30, 2019	$—
IFRS transition	—
Lease additions	4,968
Lease payments	(526)
Interest expense on lease liabilities	175
Other settlement of lease liabilities	(167)
Balance, November 30, 2020	4,450
Acquisition of Green Roads (Note 19)	1,916
Acquisition of Citizen Stash (Note 19)	53
Lease payments	(1,093)
Foreign exchange adjustments	64
Interest expense on lease liabilities	254
Balance, November 30, 2021	5,644
Current portion	(1,406)
Non-current portion	4,238